PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PERSONNEL EXPENSES
Salaries	$ 1,100	$ 1,419	$ 659
Employer contributions	43	49	51
Short-term employee benefits	9	70	18
Stock-based compensation	412	2,227	1,417
Total	$ 1,564	$ 3,765	$ 2,145